UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period
January 1, 2016 to December 31, 2016
Date of Report (Date of earliest event reported) February 7, 2017
Commission File Number of securitizer:  025-02393
Central Index Key Number of securitizer:  0001657281

CITI HELD FOR ASSET ISSUANCE, LLC1
(Exact name of securitizer as specified in its charter)
Ari Rosenberg, Vice President, (212) 559-1000
 (Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒
☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
________________________________________________________
 (Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor: ___________
Central Index Key Number of issuing entity (if applicable): _____________
Central Index Key Number of underwriter (if applicable): _____________
___________________________________________
Name and telephone number, including area code,
 of the person to contact in connection with this filing
_________________________
1  Citi Held for Asset Issuance, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
CITI HELD FOR ASSET ISSUANCE, LLC
(Securitizer)

By: /s/ Ari Rosenberg
Name: Ari Rosenberg
Title: Vice President

Dated:  February 7, 2017